Notes to Equity and Liabilities of the Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accounts Payable and Accrued Liabilities

Accounts payable are listed in the table below.

in 000’ €	12/31/2018	12/31/2017
Trade Accounts Payable	7,215	4,622
Licenses Payable	184	196
Accruals	36,530	36,408
Other Liabilities	832	3,586

Total	44,761	44,812

Summary of Development of Tax Provisions and Current and Non-current Other Provisions

The table below shows the development of tax provisions and current and non-current other provisions in the 2018 financial year.

in 000’ €	01/01/2018	Additions	Utilized	Released	12/31/2018
Tax Provisions	315	0	72	35	208
Other Provisions	1,209	773	1,192	606	184

Total	1,524	773	1,264	641	392

Summary of Disaggregation of Revenue from Contract with Customers

The changes in this item are set out below.

in 000’ €	2018	2017
Opening Balance before Application of IFRS 15	1,695	2,905

Application of IFRS 15	(1,135)	0

Opening Balance after Application of IFRS 15	560	2,905

Prepayments Received in the Fiscal Year	2,386	18,386
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(306)	0
Revenues Recognized for Received Prepayments and Services Performed in the Fiscal Year	(1,688)	(19,596)

Closing Balance	952	1,695

thereof short-term	794	1,389
thereof long-term	158	306

Summary of Composition and Development of Treasury Stock

In the years 2018 and 2017, the Group did not repurchase any of its own shares. The composition and development of this line item is listed in the following table.

	Number of Shares	Value
As of 12/31/2010	79,896	9,774
Purchase in 2011	84,019	1,747,067
As of 12/31/2011	163,915	1,756,841
Purchase in 2012	91,500	1,837,552
As of 12/31/2012	255,415	3,594,393
Purchase in 2013	84,475	2,823,625
As of 12/31/2013	339,890	6,418,018
Purchase in 2014	111,000	7,833,944
As of 12/31/2014	450,890	14,251,962
Purchase in 2015	88,670	5,392,931
Transfer in 2015	(104,890)	(3,816,947)
As of 12/31/2015	434,670	15,827,946
Purchase in 2016	52,295	2,181,963
Transfer in 2016	(90,955)	(3,361,697)
As of 12/31/2016	396,010	14,648,212
Transfer in 2017	(76,332)	(2,821,231)
As of 12/31/2017	319,678	11,826,981
Transfer in 2018	(38,642)	(1,428,208)
As of 12/31/2018	281,036	10,398,773